State Street Corp.

Legal Services Department

P.O. Box 5049

Boston, MA 02206-5049

May 4, 2016

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention:      Office of Filings, Information & Consumer Service

RE:	Litman Gregory Funds Trust (the “Trust”)

File Nos. 333-10015, 811-07763

Post Effective Amendment No. 61

Dear Sir/Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, we are transmitting for filing via EDGAR on behalf of the Trust this letter as certification that the Prospectus, dated April 30, 2016, does not differ from that contained in Post-Effective Amendment No. 61 to the Trust’s Registration Statement on Form N-1A that was filed electronically via EDGAR on April 29, 2016 (Accession #0001193125-16-568552).

If you have any questions concerning this filing, you may contact me at (617) 662-3969.

Very truly yours,

/s/ Francine S. Hayes

Francine S. Hayes

Vice President

cc:	J. Coughlan